Credit Risk - Disclosure of Segments Exposure by Credit Rating (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 24,536	£ 24,683
Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,049	17,396
Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,661	6,267
Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	826	1,020
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,529	14,446
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,497	5,152
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,510	5,085
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	65,394	60,692
Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	65,137	60,647
Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	255	45
Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	0
Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,858	3,817
Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,466	53,250
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,875	2,482
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,403	712
Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50	156
Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	742	275
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		12,389
Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,479
Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,910
Internal grade 9 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52	112
Internal grade 9 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52	112
Internal grade 9 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52	112
Internal grade 9 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,489	52,534
Internal grade 9 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,489	52,534
Internal grade 9 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	2
Internal grade 9 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	57,415	50,867
Internal grade 9 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	573	1,168
Internal grade 9 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	501	497
Internal grade 9 | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		541
Internal grade 9 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		367
Internal grade 9 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		174
Internal grade 8 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,577	3,099
Internal grade 8 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,889	3,060
Internal grade 8 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	688	39
Internal grade 8 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	592	468
Internal grade 8 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,985	2,631
Internal grade 8 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,939	5,628
Internal grade 8 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,732	5,583
Internal grade 8 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	207	45
Internal grade 8 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,290	2,001
Internal grade 8 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,051	2,383
Internal grade 8 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,064	1,044
Internal grade 8 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	534	200
Internal grade 8 | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		2,270
Internal grade 8 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		444
Internal grade 8 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,826
Internal grade 7 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,480	3,687
Internal grade 7 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,168	3,626
Internal grade 7 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	312	61
Internal grade 7 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	954	1,288
Internal grade 7 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	55	65
Internal grade 7 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,471	2,334
Internal grade 7 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,126	2,052
Internal grade 7 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,082	2,052
Internal grade 7 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44	0
Internal grade 7 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,568	1,814
Internal grade 7 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	197	229
Internal grade 7 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	361	9
Internal grade 7 | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		3,906
Internal grade 7 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		639
Internal grade 7 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		3,267
Internal grade 6 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,081	2,854
Internal grade 6 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,750	2,589
Internal grade 6 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	331	265
Internal grade 6 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,060	2,640
Internal grade 6 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21	214
Internal grade 6 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	54	47
Internal grade 6 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	54	47
Internal grade 6 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	41	41
Internal grade 6 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7	6
Internal grade 6 | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6	0
Internal grade 6 | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		3,905
Internal grade 6 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		23
Internal grade 6 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		3,882
Internal grade 5 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,338	3,516
Internal grade 5 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,796	2,776
Internal grade 5 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	542	740
Internal grade 5 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,166	2,820
Internal grade 5 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,172	696
Internal grade 5 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,529
Internal grade 5 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		6
Internal grade 5 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,523
Internal grade 4 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,625	7,204
Internal grade 4 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,389	4,027
Internal grade 4 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,236	3,177
Internal grade 4 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,559	3,518
Internal grade 4 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,064	3,684
Internal grade 4 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	2
Internal grade 4 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		157
Internal grade 4 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		0
Internal grade 4 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		157
Internal grade 3 to 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,646	3,274
Internal grade 3 to 1 | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	428	454
Internal grade 3 to 1 | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,392	1,800
Internal grade 3 to 1 | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	826	1,020
Internal grade 3 to 1 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,465	2,790
Internal grade 3 to 1 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	181	484
Internal grade 3 to 1 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		81
Internal grade 3 to 1 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		0
Internal grade 3 to 1 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		81
Other | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	737	937
Other | Corporate & Commercial Banking | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	577	752
Other | Corporate & Commercial Banking | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	160	185
Other | Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	733	922
Other | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4	9
Other | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	6
Other | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	786	431
Other | Corporate Centre | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	780	431
Other | Corporate Centre | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4	0
Other | Corporate Centre | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	0
Other | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44	156
Other | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 742	275
Other | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		0
Other | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		0
Other | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		£ 0